DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DEBT
DEBT

13. DEBT

Term Loan—In June 2018, the Company entered into a $20 million term loan for 36 months. The loan provided $10 million immediately funded with the additional $10 million available to be drawn in up to three draws of not less than $2 million for 12 months from close of the facility. The loan is interest-only for the full 36 months with the principal due at maturity in June 2021. Interest is calculated using the Wall Street Journal Prime rate (3.25% at March 31, 2021 and 3.25% at December 31, 2020) minus 0.5%, for a rate of 2.75% at March 31, 2021 and 2.75% at December 31, 2020, payable monthly in arrears. The loan contains a cash trigger. If the Company’s cash and investments fall below $30 million, cash equal to the total amount of the outstanding debt is required to be placed in a restricted money market account. The loan also contains reporting requirements and gives the lender first priority lien on all assets.

The outstanding amount as of March 31, 2021 and December 31, 2020 was $10.0 million in both periods. The $10.0 million is due in June 2021.

PPP Loan— In connection with the acquisition of EnvisionTEC, the Company acquired $1.2 million in Paycheck Protection Program (the “PPP”) loans. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act, provides for loans to qualifying businesses. Under the terms of the CARES Act, PPP loan recipients can apply for forgiveness for all or a portion of the loan which is dependent upon the Company having initially qualified for the loan. Furthermore, the loan is subject to forgiveness to the extent loan proceeds are used for payroll costs, certain rents, utilities, and mortgage interest expense. The PPP loan has a maturity date of April 3, 2022 and an interest rate of 1%. Principal and interest are payable monthly commencing on a date determined by the lender following the determination of the amount of the PPP loan to be forgiven or potentially earlier, as determined under applicable Small Business Administration rules. The outstanding borrowings may be prepaid by the Company at any time prior to maturity with no prepayment penalties. As of March 31, 2021, the short-term loan balance is $1.0 million, and the long-term balance is $0.2 million. Subsequent to March 31, 2021, the entire loan balance has been communicated as forgiven.

Deferred Financing Costs—In connection with the term loan borrowing, the Company incurred $0.1 million of expenses, which have been recorded as deferred financing costs. The Company amortizes these costs over the life of the borrowing. During the three months ended March 31, 2021 and 2020, the Company recorded immaterial interest expense related to the amortization of the financing costs. As of March 31, 2021, and December 31, 2020, the remaining unamortized balance of deferred financing costs is immaterial, and is included as a component of current portion of long-term debt, net of deferred financing costs in the condensed consolidated balance sheets.

13. DEBT

Term Loan—In June 2018, the Company entered into a $20 million term loan for 36 months. The loan provided $10 million immediately funded with the additional $10 million available to be drawn in up to three draws of not less than $2 million for 12 months from close of the facility. The loan is interest-only for the full 36 months with the principal due at maturity in June 2021. Interest is calculated using the Wall Street Journal Prime rate (3.25% at December 31, 2020 and 4.75% at December 31, 2019) minus 0.5%, for a rate of 2.75% at December 31, 2020 and 4.25% at December 31, 2019, payable monthly in arrears. The loan contains a cash trigger. If the Company’s cash and investments fall below $30 million, cash equal to the total amount of the outstanding debt is required to be placed in a restricted money market account. The loan also contains reporting requirements and gives the lender first priority lien on all assets.

The outstanding amount as of December 31, 2020 and 2019 was $10.0 million in both periods. The $10.0 million is due in June 2021.

PPP Loan— In April 2020, the Company received loan proceeds in the amount of approximately $5.4 million under the Paycheck Protection Program (the “PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act, provides for loans to qualifying businesses. The Company repaid the loan in its entirety on May 13, 2020.

Deferred Financing Costs—In connection with the above borrowings, the Company incurred $0.1 million of expenses, which have been recorded as deferred financing costs. The Company amortizes these costs over the life of the borrowing. During the years ended December 31, 2020 and 2019, the Company recorded immaterial interest expense related to the amortization of the financing costs. As of December 31, 2020, and 2019, the remaining unamortized balance of deferred financing costs is immaterial, and is included as a component of current portion of long-term debt, net of deferred financing costs in the consolidated balance sheets.